Cover	Sep. 14, 2026
Cover [Abstract]
Entity Central Index Key	0000910521
Amendment Flag	false
Document Type	8-K
Document Period End Date	Sep. 14, 2026
Entity Registrant Name	DECKERS OUTDOOR CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36436
Entity Tax Identification Number	95-3015862
Entity Address, Address Line One	250 Coromar Drive
Entity Address, City or Town	Goleta
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93117
City Area Code	805
Local Phone Number	967-7611
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	DECK
Security Exchange Name	NYSE
Entity Emerging Growth Company	false